October 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:            Office of Filings, Information & Consumer Service

Re:	Highland Funds I (“Trust”) (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus dated October 31, 2015 for the Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Opportunistic Credit Fund, (ii) the Prospectus dated October 31, 2015 for the Highland/iBoxx Senior Loan ETF, Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF, (iii) the Statement of Additional Information dated October 31, 2015 for the Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Opportunistic Credit Fund, and (iv) the Statement of Additional Information dated October 31, 2015 for the Highland/iBoxx Senior Loan ETF, Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF do not differ from those contained in Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2015 (Accession No. 0001193125-15-356436).

If you have any questions, please contact me at (617) 662-7193.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Vice President

cc:	E. Powell
D. Norris